Earnings/Loss per Common Share (Tables)	6 Months Ended
Jun. 30, 2015
Earnings/Loss per Common Share [Abstract]
Earnings/Loss per Common Share

	Three months ended June30,		Six months ended June 30,
	2015	2014	2015	2014
Numerator
Net income/(loss) attributable to Tsakos Energy Navigation Limited	41,286	199	78,566	14,766
Preferred share dividends Series B	(1,000)	(1,000)	(2,000)	(2,000)
Preferred share dividends Series C	(1,109)	(1,109)	(2,219)	(2,219)
Preferred share dividends Series D	(1,281)	-	(1,281)	-

Net income/(loss) attributable to common stockholders	$ 37,896	$ (1,910)	$ 73,066	$ 10,547

Denominator

Weighted average common shares outstanding	84,712,295	80,135,152	84,712,295	73,427,149
Basic and diluted income/(loss) per common share	$ 0.45	$ (0.02)	$ 0.86	$ 0.14